- FIXED ASSETS	1 Months Ended
Mar. 31, 2016
- FIXED ASSETS (Tables) [Abstract]
- FIXED ASSETS

NOTE 5 - FIXED ASSETS

	Equipment	Website	Totals
Cost
As at December 31, 2015	$4,452	$800	$5,252
Additions	-	-	-
Disposals	-	-	-
As at March 31, 2016	$4,452	$800	$5,252

Depreciation
As at December 31, 2015	892	-	892
Change for the period	223	-	223
As at March 31, 2016	$1,115	$-	$1,115

Net book value	$3,337	$800	$4,137

We recognized depreciation expense of $1,115 in respect of equipment as of March 31, 2016. No depreciation was recognized in respect of the website from inception to March 31, 2016, as the website was not yet operational during the period.